Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offerings.
Narrative - Max Aggregate Offering Price	$ 3,267,000.00
Final Prospectus	true